DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Depreciation and amortization expense	$ 1,095	$ 941	$ 2,170	$ 1,901
Cost of inventory	1,040	587	1,828	1,209
Compensation	819	792	1,654	1,545
Fuel, transportation and distribution costs	587	527	1,119	1,058
Operations and maintenance costs	496	325	988	623
Marketing and administrative costs	343	299	694	573
Utilities	249	288	516	570
Other direct operating costs	263	236	528	480
Total	$ 4,892	$ 3,995	$ 9,497	$ 7,959